Summary of Significant Accounting Policies (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Feb. 17, 2021	Aug. 13, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash			$ 2,579,113
Impairment of long lived assets held for use			0		$ 14,845	$ 18,345
Contract with customer, liability, current			$ 1,360,000		$ 1,404,444
Expected dividend yield			0.00%		0.00%
Gain on sale of investment				$ 10,207,429	$ 10,207,429
Other current liabilities						1,328,438
Contract with customer liability					1,404,444
Stock Purchase Agreement [Member] | Healthier Choices Management Corp [Member]
Number of common stock shares purchased		1,500,000,000
Stock Issued During Period, Shares, New Issues		85,714
Purchase price of shares purchased		$ 150,000
Stock Purchase Agreement [Member] | ATG Holdings, LLC [Member]
Number of common stock shares purchased	1,500,000,000
Purchase price of shares purchased	$ 200,000
Gain on sale of investment					$ 9,857,429
Stockholder [Member].
Non-controlling interest percentage			49.00%		49.00%
Alternative Hospitality, Inc [Member]
Equity Method Investment, Ownership Percentage			51.00%		51.00%
Healthier Choices Management Corp Agreement [Member]
Equity Method Investment, Ownership Percentage		5.00%